Semi-Annual Report

March 31, 2020

SPDR® S&P 500® ETF Trust

A Unit Investment Trust

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P 500® ETF Trust

Semi-Annual Report

March 31, 2020

(Unaudited)

SPDR S&P 500® ETF Trust

Schedule of Investments

March 31, 2020 (Unaudited)

Common Stocks	Shares	Value

3M Co.	6,307,250	$861,002,697
Abbott Laboratories	19,406,319	1,531,352,632
AbbVie, Inc.	16,258,887	1,238,764,601
ABIOMED, Inc.(a)	492,468	71,486,655
Accenture PLC Class A	6,978,784	1,139,356,276
Activision Blizzard, Inc.	8,400,570	499,665,904
Adobe Systems, Inc.(a)	5,317,291	1,692,174,688
Advance Auto Parts, Inc.	760,599	70,979,099
Advanced Micro Devices, Inc.(a)	12,845,847	584,229,122
AES Corp.	7,234,543	98,389,785
Aflac, Inc.	8,065,033	276,146,730
Agilent Technologies, Inc.	3,396,377	243,248,521
Air Products & Chemicals, Inc.	2,423,143	483,683,574
Akamai Technologies, Inc.(a)	1,774,417	162,341,411
Alaska Air Group, Inc.	1,350,061	38,436,237
Albemarle Corp.	1,170,455	65,978,548
Alexandria Real Estate Equities, Inc. REIT	1,346,141	184,502,085
Alexion Pharmaceuticals, Inc.(a)	2,429,780	218,169,946
Align Technology, Inc.(a)	787,591	137,001,454
Allegion PLC	1,025,255	94,343,965
Allergan PLC	3,600,593	637,665,020
Alliance Data Systems Corp.	449,667	15,131,295
Alliant Energy Corp.	2,639,427	127,457,930
Allstate Corp.	3,561,533	326,699,422
Alphabet, Inc. Class A(a)	3,289,975	3,822,786,451
Alphabet, Inc. Class C(a)	3,281,652	3,815,937,762
Altria Group, Inc.	20,472,165	791,658,621
Amazon.com, Inc.(a)	4,573,785	8,917,600,090
Amcor PLC(a)	17,800,936	144,543,600
Ameren Corp.	2,668,602	194,354,284
American Airlines Group, Inc.	4,332,992	52,819,172
American Electric Power Co., Inc.	5,430,509	434,332,110
American Express Co.	7,377,407	631,579,813
American International Group, Inc.	9,516,844	230,783,467
American Tower Corp. REIT	4,870,381	1,060,525,463
American Water Works Co., Inc.	1,974,583	236,081,143
Ameriprise Financial, Inc.	1,392,895	142,743,880
AmerisourceBergen Corp.	1,650,716	146,088,366
AMETEK, Inc.	2,484,261	178,916,477
Amgen, Inc.	6,524,270	1,322,665,257
Amphenol Corp. Class A	3,258,227	237,459,584
Analog Devices, Inc.	4,055,893	363,610,807
ANSYS, Inc.(a)	940,918	218,735,207
Anthem, Inc.	2,788,357	633,068,573

Common Stocks	Shares	Value

AO Smith Corp.	1,518,060	$57,397,849
Aon PLC	2,572,301	424,532,557
Apache Corp.	4,102,058	17,146,602
Apartment Investment & Management Co. Class A REIT	1,631,012	57,330,072
Apple, Inc.	45,861,546	11,662,132,532
Applied Materials, Inc.	10,137,951	464,520,915
Aptiv PLC	2,811,568	138,441,608
Archer-Daniels-Midland Co.	6,118,593	215,252,102
Arista Networks, Inc.(a)	597,209	120,964,683
Arthur J Gallagher & Co.	2,025,292	165,081,551
Assurant, Inc.	674,202	70,177,686
AT&T, Inc.	80,242,142	2,339,058,439
Atmos Energy Corp.	1,312,033	130,193,035
Autodesk, Inc.(a)	2,408,854	376,022,109
Automatic Data Processing, Inc.	4,753,210	649,668,743
AutoZone, Inc.(a)	261,967	221,624,082
AvalonBay Communities, Inc. REIT	1,529,084	225,035,292
Avery Dennison Corp.	923,967	94,124,518
Baker Hughes a GE Co.	7,130,523	74,870,492
Ball Corp.	3,593,352	232,346,140
Bank of America Corp.	88,925,976	1,887,898,470
Bank of New York Mellon Corp.	9,226,327	310,742,693
Baxter International, Inc.	5,602,933	454,902,130
Becton Dickinson and Co.	2,973,365	683,190,076
Berkshire Hathaway, Inc. Class B(a)	21,477,759	3,926,778,678
Best Buy Co., Inc.	2,501,542	142,587,894
Biogen, Inc.(a)	1,984,381	627,818,461
BlackRock, Inc.	1,296,557	570,446,183
Boeing Co.	5,878,599	876,734,255
Booking Holdings, Inc.(a)	460,221	619,144,516
BorgWarner, Inc.	2,253,827	54,925,764
Boston Properties, Inc. REIT	1,578,150	145,552,775
Boston Scientific Corp.(a)	15,324,413	500,035,596
Bristol-Myers Squibb Co.	25,739,367	1,434,712,317
Broadcom, Inc.	4,360,921	1,033,974,369
Broadridge Financial Solutions, Inc.	1,254,055	118,922,036
Brown-Forman Corp. Class B	1,996,971	110,851,860
C.H. Robinson Worldwide, Inc.	1,497,122	99,109,476
Cabot Oil & Gas Corp.	4,480,000	77,011,200
Cadence Design Systems, Inc.(a)	3,081,824	203,523,657
Campbell Soup Co.	1,850,554	85,421,573

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Common Stocks	Shares	Value

Capital One Financial Corp.	5,116,093	$257,953,409
Capri Holdings, Ltd.(a)	1,667,587	17,993,264
Cardinal Health, Inc.	3,235,256	155,098,173
CarMax, Inc.(a)	1,822,711	98,116,533
Carnival Corp.	4,357,999	57,394,847
Caterpillar, Inc.	6,076,688	705,138,876
Cboe Global Markets, Inc.	1,221,252	108,996,741
CBRE Group, Inc. Class A(a)	3,691,173	139,194,134
CDW Corp.	1,588,234	148,134,585
Celanese Corp.	1,327,757	97,444,086
Centene Corp.(a)	6,376,159	378,807,606
CenterPoint Energy, Inc.	5,466,824	84,462,431
CenturyLink, Inc.	10,524,281	99,559,698
Cerner Corp.	3,450,891	217,371,624
CF Industries Holdings, Inc.	2,395,402	65,154,934
Charles Schwab Corp.	12,569,735	422,594,491
Charter Communications, Inc. Class A(a)	1,723,742	752,085,872
Chevron Corp.	20,771,002	1,505,066,805
Chipotle Mexican Grill, Inc.(a)	279,889	183,159,362
Chubb, Ltd.	4,979,671	556,179,454
Church & Dwight Co., Inc.	2,682,666	172,173,504
Cigna Corp.(a)	4,106,248	727,545,021
Cincinnati Financial Corp.	1,663,536	125,513,791
Cintas Corp.	910,818	157,771,894
Cisco Systems, Inc.	46,590,810	1,831,484,741
Citigroup, Inc.	24,003,514	1,011,028,010
Citizens Financial Group, Inc.	4,780,005	89,911,894
Citrix Systems, Inc.	1,263,089	178,790,248
Clorox Co.	1,380,221	239,123,288
CME Group, Inc.	3,940,479	681,348,224
CMS Energy Corp.	3,111,297	182,788,699
Coca-Cola Co.	42,351,040	1,874,033,520
Cognizant Technology Solutions Corp. Class A	6,014,905	279,512,635
Colgate-Palmolive Co.	9,400,093	623,790,171
Comcast Corp. Class A	49,858,786	1,714,145,063
Comerica, Inc.	1,583,321	46,454,638
Conagra Brands, Inc.	5,311,529	155,840,261
Concho Resources, Inc.	2,191,047	93,886,364
ConocoPhillips	12,063,031	371,541,355
Consolidated Edison, Inc.	3,645,277	284,331,606
Constellation Brands, Inc. Class A	1,833,269	262,817,444
Cooper Cos., Inc.	537,946	148,295,574
Copart, Inc.(a)	2,248,897	154,094,422
Corning, Inc.	8,449,004	173,542,542
Corteva, Inc.(a)	8,198,551	192,665,948
Costco Wholesale Corp.	4,850,976	1,383,158,787
Coty, Inc. Class A	3,295,069	17,002,556

Common Stocks	Shares	Value

Crown Castle International Corp. REIT	4,565,489	$659,256,612
CSX Corp.	8,550,147	489,923,423
Cummins, Inc.	1,684,341	227,925,024
CVS Health Corp.	14,303,522	848,627,960
D.R. Horton, Inc.	3,684,661	125,278,474
Danaher Corp.	7,028,914	972,871,987
Darden Restaurants, Inc.	1,337,139	72,820,590
DaVita, Inc.(a)	994,635	75,651,938
Deere & Co.	3,454,686	477,299,418
Delta Air Lines, Inc.	6,350,906	181,191,348
DENTSPLY SIRONA, Inc.	2,459,937	95,519,354
Devon Energy Corp.	4,254,682	29,399,853
Diamondback Energy, Inc.	1,789,431	46,883,092
Digital Realty Trust, Inc. REIT	2,880,330	400,106,640
Discover Financial Services	3,443,707	122,837,029
Discovery, Inc. Class A(a)	1,725,683	33,547,278
Discovery, Inc. Class C(a)	3,684,961	64,634,216
DISH Network Corp. Class A(a)	2,802,563	56,023,234
Dollar General Corp.	2,796,927	422,363,946
Dollar Tree, Inc.(a)	2,596,441	190,760,520
Dominion Energy, Inc.	9,049,094	653,254,096
Dover Corp.	1,593,250	133,737,405
Dow, Inc.(a)	8,154,615	238,440,943
DTE Energy Co.	2,112,798	200,652,426
Duke Energy Corp.	8,015,768	648,315,316
Duke Realty Corp. REIT	4,041,104	130,850,948
DuPont de Nemours, Inc.	8,166,379	278,473,524
DXC Technology Co.	2,874,557	37,512,969
E*TRADE Financial Corp.	2,484,954	85,283,621
Eastman Chemical Co.	1,500,589	69,897,436
Eaton Corp. PLC	4,544,458	353,058,942
eBay, Inc.	8,407,807	252,738,678
Ecolab, Inc.	2,747,255	428,104,747
Edison International	3,929,376	215,290,511
Edwards Lifesciences Corp.(a)	2,278,549	429,779,912
Electronic Arts, Inc.(a)	3,206,614	321,206,524
Eli Lilly & Co.	9,283,195	1,287,764,810
Emerson Electric Co.	6,689,989	318,777,976
Entergy Corp.	2,181,834	205,026,941
EOG Resources, Inc.	6,395,830	229,738,214
Equifax, Inc.	1,318,804	157,531,138
Equinix, Inc. REIT	937,626	585,613,071
Equity Residential REIT	3,825,439	236,067,841
Essex Property Trust, Inc. REIT	717,532	158,029,248
Estee Lauder Cos., Inc. Class A	2,446,687	389,855,107
Everest Re Group, Ltd.	440,713	84,801,995

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Common Stocks	Shares	Value

Evergy, Inc.	2,505,545	$137,930,252
Eversource Energy	3,555,109	278,045,075
Exelon Corp.	10,648,855	391,984,353
Expedia Group, Inc.	1,516,725	85,346,116
Expeditors International of Washington, Inc.	1,879,236	125,382,626
Extra Space Storage, Inc. REIT	1,422,115	136,181,732
Exxon Mobil Corp.	46,471,314	1,764,515,793
F5 Networks, Inc.(a)	655,689	69,916,118
Facebook, Inc. Class A(a)	26,423,472	4,407,435,130
Fastenal Co.	6,251,269	195,352,156
Federal Realty Investment Trust REIT	764,960	57,073,666
FedEx Corp.	2,618,930	317,571,452
Fidelity National Information Services, Inc.	6,757,745	822,012,102
Fifth Third Bancorp	7,801,685	115,855,022
First Republic Bank	1,846,067	151,894,393
FirstEnergy Corp.	5,925,810	237,447,207
Fiserv, Inc.(a)	6,279,564	596,495,784
FleetCor Technologies, Inc.(a)	942,939	175,895,841
FLIR Systems, Inc.	1,471,045	46,911,625
Flowserve Corp.	1,403,325	33,525,434
FMC Corp.	1,440,372	117,663,989
Ford Motor Co.	42,975,237	207,570,395
Fortinet, Inc.(a)	1,557,170	157,538,889
Fortive Corp.	3,234,080	178,488,875
Fortune Brands Home & Security, Inc.	1,533,074	66,305,451
Fox Corp. Class A	3,849,370	90,960,613
Fox Corp. Class B(a)	1,753,071	40,110,264
Franklin Resources, Inc.	3,094,821	51,652,562
Freeport-McMoRan, Inc.	15,906,133	107,366,398
Gap, Inc.	2,361,694	16,626,326
Garmin, Ltd.	1,585,521	118,850,654
Gartner, Inc.(a)	974,570	97,037,935
General Dynamics Corp.	2,567,717	339,734,636
General Electric Co.	96,019,387	762,393,933
General Mills, Inc.	6,645,330	350,674,064
General Motors Co.	13,789,579	286,547,452
Genuine Parts Co.	1,594,889	107,383,876
Gilead Sciences, Inc.	13,875,502	1,037,332,530
Global Payments, Inc.	3,292,547	474,884,054
Globe Life, Inc.	1,101,382	79,266,463
Goldman Sachs Group, Inc.	3,503,232	541,564,635
H&R Block, Inc.	2,196,193	30,922,397
Halliburton Co.	9,650,257	66,104,260
Hanesbrands, Inc.	3,974,384	31,278,402
Harley-Davidson, Inc.	1,740,540	32,948,422

Common Stocks	Shares	Value

Hartford Financial Services Group, Inc.	3,951,661	$139,256,534
Hasbro, Inc.	1,398,635	100,072,334
HCA Healthcare, Inc.	2,911,809	261,626,039
Healthpeak Properties, Inc. REIT	5,389,123	128,530,584
Helmerich & Payne, Inc.	1,208,063	18,906,186
Henry Schein, Inc.(a)	1,624,066	82,047,814
Hershey Co.	1,634,693	216,596,822
Hess Corp.	2,840,032	94,573,066
Hewlett Packard Enterprise Co.	14,329,168	139,136,221
Hilton Worldwide Holdings, Inc.	3,102,052	211,684,028
HollyFrontier Corp.	1,661,421	40,721,429
Hologic, Inc.(a)	2,933,653	102,971,220
Home Depot, Inc.	11,982,584	2,237,268,259
Honeywell International, Inc.	7,855,217	1,050,949,482
Hormel Foods Corp.	3,053,438	142,412,348
Host Hotels & Resorts, Inc. REIT	8,010,143	88,431,979
Howmet Aerospace, Inc.	4,250,005	68,255,080
HP, Inc.	16,263,029	282,326,183
Humana, Inc.	1,455,860	457,169,157
Huntington Bancshares, Inc.	11,387,383	93,490,414
Huntington Ingalls Industries, Inc.	454,555	82,824,467
IDEX Corp.	819,749	113,215,534
IDEXX Laboratories, Inc.(a)	940,048	227,717,228
IHS Markit, Ltd.	4,402,015	264,120,900
Illinois Tool Works, Inc.	3,213,379	456,685,423
Illumina, Inc.(a)	1,616,204	441,417,636
Incyte Corp.(a)	1,938,744	141,974,223
Ingersoll Rand, Inc.(a)	3,786,066	93,894,437
Intel Corp.	47,782,724	2,586,001,023
Intercontinental Exchange, Inc.(b)	6,118,012	494,029,469
International Business Machines Corp.	9,737,339	1,080,163,015
International Flavors & Fragrances, Inc.	1,171,767	119,613,975
International Paper Co.	4,310,263	134,178,487
Interpublic Group of Cos., Inc.	4,231,026	68,500,311
Intuit, Inc.	2,849,016	655,273,680
Intuitive Surgical, Inc.(a)	1,271,296	629,558,492
Invesco, Ltd.	4,227,468	38,385,409
IPG Photonics Corp.(a)	388,210	42,811,799
IQVIA Holdings, Inc.(a)	1,982,633	213,846,795
Iron Mountain, Inc. REIT	3,136,006	74,636,943
J.M. Smucker Co.	1,242,848	137,956,128

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Common Stocks	Shares	Value

Jack Henry & Associates, Inc.	836,042	$129,787,160
Jacobs Engineering Group, Inc.	1,487,630	117,924,430
JB Hunt Transport Services, Inc.	937,244	86,442,014
Johnson & Johnson	28,898,292	3,789,433,030
Johnson Controls International PLC	8,480,932	228,645,927
JPMorgan Chase & Co.	34,454,377	3,101,927,561
Juniper Networks, Inc.	3,746,866	71,715,015
Kansas City Southern	1,099,907	139,886,172
Kellogg Co.	2,729,753	163,757,882
KeyCorp	10,820,090	112,204,333
Keysight Technologies, Inc.(a)	2,051,106	171,636,550
Kimberly-Clark Corp.	3,769,643	482,024,250
Kimco Realty Corp. REIT	4,559,290	44,088,334
Kinder Morgan, Inc.	21,242,143	295,690,631
KLA Corp.	1,733,075	249,112,200
Kohl’s Corp.	1,746,065	25,475,088
Kraft Heinz Co.	6,793,920	168,081,581
Kroger Co.	8,764,548	263,988,186
L Brands, Inc.	2,460,787	28,446,698
L3Harris Technologies, Inc.	2,428,360	437,396,203
Laboratory Corp. of America Holdings(a)	1,071,952	135,484,013
Lam Research Corp.	1,586,199	380,687,760
Lamb Weston Holdings, Inc.	1,600,648	91,397,001
Las Vegas Sands Corp.	3,711,106	157,610,672
Leggett & Platt, Inc.	1,418,508	37,845,793
Leidos Holdings, Inc.	1,461,512	133,947,575
Lennar Corp. Class A	3,075,312	117,476,918
Lincoln National Corp.	2,196,604	57,814,617
Linde PLC	5,901,012	1,020,875,076
Live Nation Entertainment, Inc.(a)	1,549,165	70,425,041
LKQ Corp.(a)	3,381,658	69,357,806
Lockheed Martin Corp.	2,722,006	922,623,934
Loews Corp.	2,808,524	97,820,891
Lowe’s Cos., Inc.	8,419,746	724,519,143
LyondellBasell Industries NV Class A	2,833,035	140,603,527
M&T Bank Corp.	1,449,790	149,951,780
Macy’s, Inc.	3,376,676	16,579,479
Marathon Oil Corp.	8,821,871	29,023,956
Marathon Petroleum Corp.	7,139,253	168,629,156
MarketAxess Holdings, Inc.	413,281	137,444,862
Marriott International, Inc. Class A	2,980,902	223,001,279
Marsh & McLennan Cos., Inc.	5,556,040	480,375,218
Martin Marietta Materials, Inc.	683,146	129,271,718
Masco Corp.	3,120,260	107,867,388

Common Stocks	Shares	Value

Mastercard, Inc. Class A	9,749,609	$2,355,115,550
Maxim Integrated Products, Inc.	2,987,040	145,200,014
McCormick & Co., Inc.	1,337,751	188,903,819
McDonald’s Corp.	8,279,486	1,369,013,010
McKesson Corp.	1,770,810	239,519,761
Medtronic PLC	14,736,611	1,328,947,580
Merck & Co., Inc.	27,961,456	2,151,354,425
MetLife, Inc.	8,593,859	262,714,270
Mettler-Toledo International, Inc.(a)	267,230	184,524,987
MGM Resorts International	5,722,257	67,522,633
Microchip Technology, Inc.	2,627,298	178,130,804
Micron Technology, Inc.(a)	12,170,151	511,876,551
Microsoft Corp.	83,767,413	13,210,958,704
Mid-America Apartment Communities, Inc. REIT	1,244,285	128,198,684
Mohawk Industries, Inc.(a)	657,065	50,094,636
Molson Coors Brewing Co. Class B	2,052,748	80,077,699
Mondelez International, Inc. Class A	15,796,005	791,063,930
Monster Beverage Corp.(a)	4,194,518	235,983,583
Moody’s Corp.	1,785,192	377,568,108
Morgan Stanley	12,779,036	434,487,224
Mosaic Co.	3,823,858	41,374,144
Motorola Solutions, Inc.	1,883,702	250,381,670
MSCI, Inc.	930,084	268,757,073
Mylan NV(a)	5,635,502	84,025,335
Nasdaq, Inc.	1,272,335	120,808,208
National Oilwell Varco, Inc.	4,188,708	41,175,000
NetApp, Inc.	2,509,186	104,607,964
Netflix, Inc.(a)	4,812,946	1,807,261,223
Newell Brands, Inc.	4,239,705	56,303,282
Newmont Corp.	8,960,616	405,736,692
News Corp. Class A	4,108,445	36,873,294
News Corp. Class B	1,352,869	12,162,292
NextEra Energy, Inc.	5,373,533	1,292,979,510
Nielsen Holdings PLC	3,844,428	48,209,127
NIKE, Inc. Class B	13,687,122	1,132,472,474
NiSource, Inc.	4,063,529	101,466,319
Noble Energy, Inc.	5,281,579	31,900,737
Nordstrom, Inc.	1,153,199	17,690,073
Norfolk Southern Corp.	2,866,652	418,531,192
Northern Trust Corp.	2,328,350	175,697,291
Northrop Grumman Corp.	1,721,271	520,770,541
NortonLifeLock, Inc.	6,239,780	116,746,284
Norwegian Cruise Line Holdings, Ltd.(a)	2,369,492	25,969,632
NRG Energy, Inc.	2,776,431	75,685,509

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Common Stocks	Shares	Value

Nucor Corp.	3,341,473	$120,359,857
NVIDIA Corp.	6,719,757	1,771,327,945
NVR, Inc.(a)	38,200	98,140,002
O’Reilly Automotive, Inc.(a)	833,436	250,905,908
Occidental Petroleum Corp.	9,789,109	113,357,882
Old Dominion Freight Line, Inc.	1,047,047	137,435,389
Omnicom Group, Inc.	2,386,248	131,005,015
ONEOK, Inc.	4,512,800	98,424,168
Oracle Corp.	23,819,649	1,151,203,636
PACCAR, Inc.	3,774,581	230,740,137
Packaging Corp. of America	1,033,191	89,711,975
Parker-Hannifin Corp.	1,406,500	182,465,245
Paychex, Inc.	3,490,930	219,649,316
Paycom Software, Inc.(a)	540,386	109,163,376
PayPal Holdings, Inc.(a)	12,889,614	1,234,051,644
Pentair PLC	1,844,226	54,884,166
People’s United Financial, Inc.	4,882,687	53,953,691
PepsiCo, Inc.	15,319,984	1,839,930,078
PerkinElmer, Inc.	1,210,888	91,155,649
Perrigo Co. PLC	1,493,120	71,804,141
Pfizer, Inc.	60,778,739	1,983,818,041
Philip Morris International, Inc.	17,105,880	1,248,045,005
Phillips 66	4,881,549	261,895,104
Pinnacle West Capital Corp.	1,230,964	93,294,762
Pioneer Natural Resources Co.	1,819,572	127,642,976
PNC Financial Services Group, Inc.	4,817,858	461,165,368
PPG Industries, Inc.	2,588,963	216,437,307
PPL Corp.	8,431,398	208,086,903
Principal Financial Group, Inc.	2,834,853	88,844,293
Procter & Gamble Co.	27,388,864	3,012,775,040
Progressive Corp.	6,428,252	474,662,128
Prologis, Inc. REIT	8,122,695	652,820,997
Prudential Financial, Inc.	4,410,571	229,967,172
Public Service Enterprise Group, Inc.	5,514,375	247,650,581
Public Storage REIT	1,636,952	325,115,037
PulteGroup, Inc.	2,818,088	62,899,724
PVH Corp.	812,202	30,571,283
Qorvo, Inc.(a)	1,290,157	104,025,359
QUALCOMM, Inc.	12,519,981	846,976,715
Quanta Services, Inc.	1,586,621	50,343,484
Quest Diagnostics, Inc.	1,457,599	117,045,200
Ralph Lauren Corp.	546,362	36,513,372
Raymond James Financial, Inc.	1,355,850	85,689,720
Raytheon Co.	3,046,290	399,520,933
Realty Income Corp. REIT	3,765,652	187,755,409
Regency Centers Corp. REIT	1,829,502	70,307,762

Common Stocks	Shares	Value

Regeneron Pharmaceuticals, Inc.(a)	876,892	$428,177,595
Regions Financial Corp.	10,605,177	95,128,438
Republic Services, Inc.	2,322,722	174,343,513
ResMed, Inc.	1,563,758	230,325,916
Robert Half International, Inc.	1,289,985	48,696,934
Rockwell Automation, Inc.	1,269,593	191,594,280
Rollins, Inc.	1,544,487	55,817,760
Roper Technologies, Inc.	1,138,497	354,994,750
Ross Stores, Inc.	3,974,655	345,675,745
Royal Caribbean Cruises, Ltd.	1,873,220	60,261,487
S&P Global, Inc.	2,690,988	659,426,609
salesforce.com, Inc.(a)	9,739,455	1,402,286,731
SBA Communications Corp. REIT	1,237,389	334,057,908
Schlumberger, Ltd.	15,220,538	205,325,058
Seagate Technology PLC	2,539,582	123,931,602
Sealed Air Corp.	1,712,293	42,310,760
Sempra Energy	3,099,768	350,242,786
ServiceNow, Inc.(a)	2,073,557	594,239,965
Sherwin-Williams Co.	901,021	414,037,170
Simon Property Group, Inc. REIT	3,370,797	184,921,923
Skyworks Solutions, Inc.	1,871,902	167,310,601
SL Green Realty Corp. REIT	904,344	38,977,226
Snap-on, Inc.	609,363	66,310,882
Southern Co.	11,530,589	624,266,088
Southwest Airlines Co.	5,207,288	185,431,526
Stanley Black & Decker, Inc.	1,656,346	165,634,600
Starbucks Corp.	12,984,608	853,608,130
State Street Corp.(c)	3,997,926	212,969,518
STERIS PLC	932,139	130,471,496
Stryker Corp.	3,539,535	589,297,182
SVB Financial Group(a)	567,263	85,702,094
Synchrony Financial	6,198,481	99,733,559
Synopsys, Inc.(a)	1,632,500	210,249,675
Sysco Corp.	5,631,765	256,977,437
T Rowe Price Group, Inc.	2,565,969	250,566,873
T-Mobile US, Inc.(a)	3,455,666	289,930,377
Take-Two Interactive Software, Inc.(a)	1,226,695	145,498,294
Tapestry, Inc.	3,031,137	39,253,224
Target Corp.	5,566,400	517,508,208
TE Connectivity, Ltd.	3,694,132	232,656,433
TechnipFMC PLC	4,608,321	31,060,084
Teleflex, Inc.	506,153	148,231,968
Texas Instruments, Inc.	10,276,933	1,026,973,915
Textron, Inc.	2,524,999	67,341,723
Thermo Fisher Scientific, Inc.	4,402,882	1,248,657,335
Tiffany & Co.	1,176,507	152,357,657

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Common Stocks	Shares	Value

TJX Cos., Inc.	13,332,740	$637,438,299
Tractor Supply Co.	1,309,002	110,676,119
Trane Technologies PLC	2,645,790	218,515,796
TransDigm Group, Inc.	544,814	174,443,995
Travelers Cos., Inc.	2,834,702	281,627,644
Truist Financial Corp.	14,744,282	454,713,657
Twitter, Inc.(a)	8,483,395	208,352,181
Tyson Foods, Inc. Class A	3,233,748	187,136,997
UDR, Inc. REIT	3,213,693	117,428,342
Ulta Salon Cosmetics & Fragrance, Inc.(a)	628,444	110,417,611
Under Armour, Inc. Class A(a)	1,993,601	18,361,065
Under Armour, Inc. Class C(a)	2,123,881	17,118,481
Union Pacific Corp.	7,632,673	1,076,512,200
United Continental Holdings, Inc.(a)	2,390,261	75,412,735
United Parcel Service, Inc. Class B	7,704,820	719,784,284
United Rentals, Inc.(a)	825,686	84,963,089
United Technologies Corp.	8,920,045	841,427,845
UnitedHealth Group, Inc.	10,406,181	2,595,093,418
Universal Health Services, Inc. Class B	891,296	88,309,608
Unum Group	2,289,173	34,360,487
US Bancorp	15,626,483	538,332,339
Valero Energy Corp.	4,511,782	204,654,432
Varian Medical Systems, Inc.(a)	996,962	102,348,119
Ventas, Inc. REIT	4,051,159	108,571,061
VeriSign, Inc.(a)	1,134,699	204,347,943
Verisk Analytics, Inc.	1,788,765	249,318,066
Verizon Communications, Inc.	45,424,966	2,440,683,423
Vertex Pharmaceuticals, Inc.(a)	2,827,064	672,699,879
VF Corp.	3,600,347	194,706,766
ViacomCBS, Inc. Class B	5,895,987	82,602,778
Visa, Inc. Class A	18,804,879	3,029,842,104
Vornado Realty Trust REIT	1,738,054	62,934,935
Vulcan Materials Co.	1,448,292	156,516,916
W.W. Grainger, Inc.	485,231	120,579,904
Wabtec Corp.	1,999,128	96,218,031
Walgreens Boots Alliance, Inc.	8,243,053	377,119,675
Walmart, Inc.	15,582,797	1,770,517,395
Walt Disney Co.	19,795,615	1,912,256,409
Waste Management, Inc.	4,284,070	396,533,519
Waters Corp.(a)	708,375	128,959,669
WEC Energy Group, Inc.	3,440,452	303,207,035
Wells Fargo & Co.	42,313,684	1,214,402,731
Welltower, Inc. REIT	4,440,616	203,291,400

Common Stocks	Shares	Value

Western Digital Corp.	3,213,091	$133,728,847
Western Union Co.	4,650,901	84,320,835
WestRock Co.	2,809,928	79,408,565
Weyerhaeuser Co. REIT	8,125,564	137,728,310
Whirlpool Corp.	687,491	58,986,728
Williams Cos., Inc.	13,210,611	186,930,146
Willis Towers Watson PLC	1,408,283	239,196,868
WR Berkley Corp.	1,588,752	82,885,192
Wynn Resorts, Ltd.	1,056,053	63,563,830
Xcel Energy, Inc.	5,755,440	347,053,032
Xerox Holdings Corp.(a)	2,088,203	39,550,565
Xilinx, Inc.	2,776,055	216,365,727
Xylem, Inc.	1,961,456	127,749,629
Yum! Brands, Inc.	3,342,839	229,084,757
Zebra Technologies Corp. Class A(a)	592,848	108,846,893
Zimmer Biomet Holdings, Inc.	2,261,226	228,564,724
Zions Bancorp	1,873,177	50,126,217
Zoetis, Inc.	5,223,744	614,782,431

Total Common Stocks (Cost $294,778,347,269)		235,256,200,309

(a)	Non-income producing security.
(b)	Affiliate of PDR Services LLC (the “Sponsor”). See the table below for more information.
(c)	Affiliate of State Street Global Advisors Trust Company (the “Trustee”). See the table below for more information.

PLC = Public Limited Company

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$235,256,200,309	$—	$—	$235,256,200,309

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR

SPDR S&P 500® ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at March 31, 2020 and for the six months then ended are (Note 3):

	Number of Shares Held at 9/30/19	Value At 9/30/19	Cost of Purchases*	Proceeds from Shares Sold*	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
Intercontinental Exchange, Inc.	6,242,458	$575,991,600	$225,462,061	$239,865,229	$39,674,840	$(107,233,803)	6,118,012	$494,029,469	$3,583,028
State Street Corp.	4,139,924	245,042,102	110,594,000	122,135,950	(4,441,899)	(16,088,735)	3,997,926	212,969,518	4,266,312

TOTAL		$821,033,702	$336,056,061	$362,001,179	$35,232,941	$(123,322,538)		$706,998,987	$7,849,340

*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Portfolio Statistics

March 31, 2020 (Unaudited)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2020*

INDUSTRY	% OF NET ASSETS
Software	9.2%
IT Services	5.6
Interactive Media & Services	5.5
Technology Hardware, Storage & Peripherals	5.4
Pharmaceuticals	5.0
Internet & Catalog Retail	4.9
Semiconductors & Semiconductor Equipment	4.6
Health Care Equipment & Supplies	3.9
Banks	3.8
Equity Real Estate Investment Trusts (REITs)	3.0
Health Care Providers & Services	2.7
Capital Markets	2.6
Biotechnology	2.5
Electric Utilities	2.4
Oil, Gas & Consumable Fuels	2.3
Food & Staples Retailing	2.2
Specialty Retail	2.1
Aerospace & Defense	2.0
Diversified Telecommunication Services	2.0
Household Products	2.0
Beverages	1.8
Insurance	1.8
Chemicals	1.7
Diversified Financial Services	1.7
Hotels, Restaurants & Leisure	1.5
Machinery	1.5
Food Products	1.3
Industrial Conglomerates	1.3
Life Sciences Tools & Services	1.1
Media	1.1
Road & Rail	1.1
Communications Equipment	1.0
Multi-Utilities	1.0
Entertainment	0.8
Tobacco	0.8
Textiles, Apparel & Luxury Goods	0.6
Air Freight & Logistics	0.5
Commercial Services & Supplies	0.5
Consumer Finance	0.5
Electrical Equipment	0.5
Electronic Equipment, Instruments & Components	0.5
Multiline Retail	0.5
Containers & Packaging	0.3
Household Durables	0.3
Metals & Mining	0.3
Professional Services	0.3
Airlines	0.2

INDUSTRY	% OF NET ASSETS
Automobiles	0.2%
Building Products	0.2
Construction Materials	0.2
Personal Products	0.2
Trading Companies & Distributors	0.2
Auto Components	0.1
Construction & Engineering	0.1
Energy Equipment & Services	0.1
Gas Utilities	0.1
Health Care Technology	0.1
Real Estate Management & Development	0.1
Water Utilities	0.1
Wireless Telecommunication Services	0.1
Distributors	0.0	**
Diversified Consumer Services	0.0	**
Independent Power Producers & Energy Traders	0.0	**
Leisure Equipment & Products	0.0	**
Other Assets in Excess of Liabilities	0.0	**

Total	100.0%

*	The Trust’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value (Note 2)	$234,549,201,322
Investments in affiliates of the Trustee and the Sponsor, at value	706,998,987

Total Investments	235,256,200,309
Cash	1,160,428,277
Dividends receivable — unaffiliated issuers (Note 2)	253,520,370
Dividends receivable — affiliated issuers (Note 2)	2,093,498

Total Assets	236,672,242,454

LIABILITIES
Payable for investments purchased	923,328
Accrued Trustee expense (Note 3)	11,355,929
Accrued Marketing expense (Note 3)	17,434,222
Distribution payable	1,304,966,117
Accrued expenses and other liabilities	36,281,082

Total Liabilities	1,370,960,678

NET ASSETS	$235,301,281,776

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$303,158,879,454
Total distributable earnings (loss)	$(67,857,597,678)

NET ASSETS	$235,301,281,776

NET ASSET VALUE PER UNIT	$257.66

UNITS OUTSTANDING (UNLIMITED UNITS AUTHORIZED)	913,232,116

COST OF INVESTMENTS:
Unaffiliated issuers	$293,864,286,795
Affiliates of the Trustee and the Sponsor (Note 3)	914,060,474

Total Cost of Investments	$294,778,347,269

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Statements of Operations

	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$2,919,075,078	$5,569,189,037	$4,995,395,848	$4,737,367,911
Dividend income — affiliates of the Trustee and the Sponsor	7,849,340	14,842,022	13,606,086	11,842,443
Foreign taxes withheld	(295)	—	—	(9,787)

Total Investment Income	2,926,924,123	5,584,031,059	5,009,001,934	4,749,200,567

EXPENSES
Trustee expense (Note 3)	76,561,921	129,443,668	143,201,038	126,137,525
S&P license fee (Note 3)	43,212,793	79,275,442	80,322,526	69,123,020
Marketing expense (Note 3)	13,152,745	36,911,835	22,626,082	18,358,255
Legal and audit fees	240,215	605,028	603,472	241,998
Other expenses	2,005,037	1,591,672	4,372,847	2,644,758

Total Expenses	135,172,711	247,827,645	251,125,965	216,505,556
Trustee expense waiver	—	—	—	(658,036)

Net Expenses	135,172,711	247,827,645	251,125,965	215,847,520

NET INVESTMENT INCOME (LOSS)	2,791,751,412	5,336,203,414	4,757,875,969	4,533,353,047

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(824,601,998)	(1,874,707,476)	(631,225,982)	(1,368,210,820)
Investments — affiliates of the Trustee and the Sponsor	(3,007,563)	(2,398,982)	(838,353)	(355,947)
In-kind redemptions — unaffiliated issuers	15,124,603,169	19,405,809,495	37,318,292,156	22,363,636,511
In-kind redemptions — affiliated issuers	38,240,504	39,060,086	142,784,439	89,897,379

Net realized gain (loss)	14,335,234,112	17,567,763,123	36,829,012,260	21,084,967,123

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(48,355,481,579)	(13,388,014,704)	(760,564,842)	12,961,822,882
Investments — affiliates of the Trustee and the Sponsor	(123,322,538)	(33,757,839)	(158,416,456)	113,290,379

Net change in unrealized appreciation/depreciation	(48,478,804,117)	(13,421,772,543)	(918,981,298)	13,075,113,261

NET REALIZED AND UNREALIZED GAIN (LOSS)	(34,143,570,005)	4,145,990,580	35,910,030,962	34,160,080,384

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(31,351,818,593)	$9,482,193,994	$40,667,906,931	$38,693,433,431

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Statements of Changes in Net Assets

	Six Months Ended 3/31/20 (Unaudited)	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,791,751,412	$5,336,203,414	$4,757,875,969	$4,533,353,047
Net realized gain (loss)	14,335,234,112	17,567,763,123	36,829,012,260	21,084,967,123
Net change in unrealized appreciation/depreciation	(48,478,804,117)	(13,421,772,543)	(918,981,298)	13,075,113,261

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(31,351,818,593)	9,482,193,994	40,667,906,931	38,693,433,431

NET EQUALIZATION CREDITS AND CHARGES (NOTE 2)	(16,299,174)	(53,196,888)	2,991,782	57,766,713

DISTRIBUTIONS TO UNITHOLDERS(a)	(2,747,446,688)	(5,057,184,141)	(4,894,169,793)	(4,709,369,232)

INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:
Proceeds from issuance of Units	355,779,119,924	487,497,849,720	617,352,015,478	457,292,137,220
Cost of Units redeemed	(360,638,012,566)	(497,053,054,235)	(617,035,693,780)	(445,257,589,858)
Net income equalization (Note 2)	16,299,174	53,196,888	(2,991,782)	(57,766,713)

NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	(4,842,593,468)	(9,502,007,627)	313,329,916	11,976,780,649

NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	(38,958,157,923)	(5,130,194,662)	36,090,058,836	46,018,611,561

NET ASSETS AT BEGINNING OF PERIOD	274,259,439,699	279,389,634,361	243,299,575,525	197,280,963,964

NET ASSETS AT END OF PERIOD(b)	$235,301,281,776	$274,259,439,699	$279,389,634,361	$243,299,575,525

UNIT TRANSACTIONS:
Units sold	1,227,900,000	1,753,650,000	2,275,100,000	1,958,700,000
Units redeemed	(1,238,650,000)	(1,791,100,000)	(2,281,850,000)	(1,902,150,000)

NET INCREASE (DECREASE)	(10,750,000)	(37,450,000)	(6,750,000)	56,550,000

(a)	For the period ended September 30, 2017, the distributions to unitholders were $4,709,369,232 from net investment income. See Note 7 on the notes to financial statements.
(b)	Distribution in excess of net investment income amounted to $(1,093,659,404) as of September 30, 2017. See Note 7 on the notes to financial statements.

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Financial Highlights

Selected data for a Unit outstanding throughout each period

	Six Months Ended 3/31/20 (Unaudited)		Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17		Year Ended 9/30/16	Year Ended 9/30/15
Net asset value, beginning of period	$296.82		$290.60	$251.30	$216.40		$191.77	$196.98

Income (loss) from investment operations:
Net investment income (loss)(a)	3.00		5.71	4.86	4.65		4.27	4.28
Net realized and unrealized gain (loss)	(39.16)		6.05	39.46	34.97		24.76	(5.47)

Total from investment operations	(36.16)		11.76	44.32	39.62		29.03	(1.19)

Net equalization credits and charges(a)	(0.02)		(0.06)	0.00 (b)	0.06		0.02	0.08

Contribution by Trustee	—		—	—	—		—	0.03	(c)

Less Distributions from:
Net investment income	(2.98)		(5.48)	(5.02)	(4.78)		(4.42)	(4.13)

Net asset value, end of period	$257.66		$296.82	$290.60	$251.30		$216.40	$191.77

Total return(d)	(12.24)%		4.11%	17.72%	18.44	%(e)	15.30%	(0.64	)%(f)

Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$235,301,282		$274,259,440	$279,389,634	$243,299,576		$197,280,964	$166,683,901

Ratios to average net assets:
Total expenses (excluding Trustee earnings credit and fee waivers)	0.10	%(g)	0.10%	0.10%	0.09%		0.11%	0.11%
Total expenses (excluding Trustee earnings credit)	0.10	%(g)	0.10%	0.10%	0.09%		0.11%	0.11%
Net expenses(h)	0.09	%(g)	0.09%	0.09%	0.09%		0.09%	0.09%
Net investment income (loss)	1.95	%(g)	2.03%	1.79%	1.98%		2.07%	2.09%
Portfolio turnover rate(i)	1%		3%	2%	3%		4%	3%

(a)	Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the period.
(b)	Amount is less than $0.005 per Unit.
(c)	Contribution paid by the Trustee (State Street Bank and Trust Company) in the amount of $26,920,521.
(d)

Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.

(e)

Reflects a non-recurring litigation payment received by the Trust from State Street Corp., an affiliate, which amounted to less than $0.005 per Unit outstanding as of March 20, 2017. This payment resulted in an increase to total return of less than 0.005% for the period ended September 30, 2017.

(f)	Total return would have been lower by 0.01% if the Trustee had not made a contribution.
(g)	Annualized.
(h)	Net of expenses waived by the Trustee.
(i)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Units.

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Notes to Financial Statements

March 31, 2020 (Unaudited)

Note 1 — Organization

SPDR S&P 500® ETF Trust (the “Trust”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust is an “Exchange-Traded Fund”, the units of which are listed on and traded on the New York Stock Exchange under the symbol “SPY”, and operates under an exemptive order granted by the U.S. Securities and Exchange Commission (the “SEC”). The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500® Index (the “S&P 500® Index”). Each unit of fractional undivided interest in the Trust is referred to as a “Unit”. The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three “Creation Units” — see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Effective June 16, 2017, State Street Bank and Trust Company (“SSBT”) resigned as trustee of the Trust. PDR Services, LLC, as sponsor of the Trust (the “Sponsor”), appointed State Street Global Advisors Trust Company, a wholly-owned subsidiary of SSBT, as trustee of the Trust (the “Trustee”).

The services received, and the trustee fees paid, by the Trust have not changed as a result of the change in the identity of the Trustee. SSBT continues to maintain the Trust’s accounting records, act as custodian and transfer agent to the Trust, and provide administrative services, including the filing of certain regulatory reports.

Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended (the “Trust Agreement”), the Sponsor and the Trustee are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trustee expects the risk of material loss to be remote.

The Sponsor is an indirect, wholly-owned subsidiary of Intercontinental Exchange, Inc. (“ICE”). ICE is a publicly-traded entity, trading on the New York Stock Exchange under the symbol “ICE.”

Note 2 — Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trustee in the preparation of the Trust’s financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Trustee to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trust is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Trust’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

Note 2 — Summary of Significant Accounting Policies – (continued)

investments of the Trust are valued pursuant to the policy and procedures developed by the Oversight Committee of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust.

Valuation techniques used to value the Trust’s equity investments are as follows:

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.

Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value (“NAV”) and the prices used by the Trust’s underlying index, S&P 500® Index, which in turn could result in a difference between the Trust’s performance and the performance of the S&P 500® Index.

The Trustee values the Trust’s assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Trust may include a return of capital that is estimated by the Trustee. Such amounts are recorded as a reduction of the cost of investments or

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

Note 2 — Summary of Significant Accounting Policies – (continued)

reclassified to capital gains. The Trust invests in real estate investment trusts (“REITs”). REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Trustee’s policy is to record all REIT distributions as dividend income initially and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or Trustee’s estimates of such re-designations for which actual information has not yet been reported. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

Distributions

The Trust declares and distributes dividends from net investment income, if any, to its holders of Units (“Unitholders”) quarterly. Capital gain distributions, if any, are generally declared and paid annually. Additional distributions may be paid by the Trust to avoid imposition of federal income and excise tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

Equalization

The Trustee follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Trust’s Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust’s Units. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Federal Income Taxes

For U.S. federal income tax purposes, the Trust has qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Trust distributes substantially all of its ordinary income and capital gains during each calendar year, the Trust will not be subject to U.S. federal excise tax. Income and capital gain distributions are determined in accordance with U.S. federal income tax principles, which may differ from U.S. GAAP.

U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are more likely than not to be sustained by the applicable tax authority. For U.S. GAAP purposes, the Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.

The Trustee has reviewed the Trust’s tax positions for the open tax years as of September 30, 2019 and has determined that no provision for income tax is required in the Trust’s financial statements. Generally, the Trust’s tax returns for the prior three fiscal years remain subject to examinations by the Trust’s major tax jurisdictions,

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

Note 2 — Summary of Significant Accounting Policies – (continued)

which include the United States of America, the Commonwealth of Massachusetts and the State of New York. The Trustee has the Trust recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the year ended September 30, 2019.

No income tax returns are currently under examination. The Trustee has analyzed the relevant tax laws and regulations and their application to the Trust’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of any tax liabilities. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Trust’s investments may change over time based on factors including, but not limited to, new tax laws, regulations and interpretations thereof.

During the six months ended March 31, 2020, the Trustee reclassified $15,162,843,673 of non-taxable security gains realized from the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities.

At March 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P 500® ETF Trust	$294,836,328,800	$5,152,552,679	$64,732,681,170	$(59,580,128,491)

Note 3 — Transactions with Affiliates of the Trustee and Sponsor

SSBT maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of certain regulatory reports. The Trustee pays SSBT for such services. The Trustee is responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500® Index . For these services, the Trustee received a fee at the following annual rates for the six months ended March 31, 2020:

Net asset value of the Trust	Fee as a percentage of net asset value of the Trust
$0 – $499,999,999	0.10% per annum plus or minus the Adjustment Amount
$500,000,000 – $2,499,999,999	0.08% per annum plus or minus the Adjustment Amount
$2,500,000,000 and above	0.06% per annum plus or minus the Adjustment Amount

The adjustment amount (the “Adjustment Amount”) is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for the creation and redemption of Units and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the six months ended March 31, 2020, the Adjustment Amount reduced the Trustee’s fee by $9,562,023. The Adjustment Amount included an excess of net transaction fees from processing orders of $2,190,066 and a Trustee earnings credit of $7,371,957.

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

Note 3 — Transactions with Affiliates of the Trustee and Sponsor – (continued)

The Trustee has voluntarily agreed to waive a portion of its fee, as needed, for one year until February 1, 2021, so that the total operating expenses would not exceed 0.0945% per annum of the daily NAV of the Trust. The total amount of such waivers by the Trustee for the year ended September 30, 2017 is identified in the Statements of Operations. No amounts were waived for the six months ended March 31, 2020 and the years ended September 30, 2019 and September 30, 2018. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods, and the Trustee may discontinue the voluntary waiver.

In accordance with the Trust Agreement and under the terms of an exemptive order issued by the SEC, dated December 30, 1997, the Sponsor is reimbursed by the Trust for certain expenses up to a maximum of 0.20% of the Trust’s NAV on an annualized basis. The expenses reimbursed to the Sponsor for the six months ended March 31, 2020, and the years ended September 30, 2019, 2018 and 2017, did not exceed 0.20% per annum. The licensing and marketing fee disclosed below are subject to both the reimbursement from the Trust to the Sponsor and expense limitation of 0.20% of the Trust’s NAV. The Trust reimbursed the Sponsor for $145,931 of legal fees, which are included in Legal and audit fees on the Statements of Operations.

S&P Dow Jones Indices LLC (“S&P”), per a license from Standard & Poor’s Financial Services LLC, and State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Marketing Agent”) have entered into a license agreement (the “License Agreement”). The License Agreement grants SSGA FD, an affiliate of the Trustee, a license to use the S&P 500® Index and to use certain trade names and trademarks of S&P in connection with the Trust. The S&P 500® Index also serves as the basis for determining the composition of the Trust’s portfolio. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. (“NYSE Arca”) have each received a sublicense from SSGA FD for the use of the S&P 500® Index and certain trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of beneficial interests of Units. Currently, the License Agreement is scheduled to terminate on November 29, 2031, but its term may be extended without the consent of any of the owners of beneficial interests of Units. Pursuant to such arrangements and in accordance with the Trust Agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual license fee of $600,000.

The Sponsor has entered into an agreement with the Marketing Agent pursuant to which the Marketing Agent has agreed to market and promote the Trust. The Marketing Agent is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Expenses incurred by the Marketing Agent include, but are not limited to: printing and distribution of marketing materials describing the Trust, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of the Units. The Sponsor pays the Distributor for its services a flat annual fee of $25,000, and the Trust does not reimburse the Sponsor for this fee.

Investments in Affiliates of the Trustee and the Sponsor

The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500® Index. The market values of these investments at March 31, 2020 are listed in the Schedule of Investments.

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

Note 3 — Transactions with Affiliates of the Trustee and Sponsor – (continued)

On March 20, 2017, the Trust received a non-recurring litigation payment of $661,715 from State Street Corp., an affiliate of the Trustee, which is recorded as a realized gain in the 2017 Statements of Operations.

Note 4 — Unitholder Transactions

Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the NAV per Unit of the Trust on the transaction date. There is a transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (the “Transaction Fee”). The Transaction Fee is non-refundable, regardless of the NAV of the Trust. The Transaction Fee is the lesser of $3,000 or 0.10% (10 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the common stocks that are included in the S&P 500® Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit is charged per Creation Unit per day.

Note 5 — Investment Transactions

For the six months ended March 31, 2020, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $111,544,926,681, $116,382,899,677, $2,577,164,747, and $2,150,754,174, respectively. Net realized gain (loss) on investment transactions in the Statements of Operations includes net gains resulting from in-kind transactions of $15,162,843,673.

Note 6 — Equity Investing and Market Risk

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates, perceived trends in securities prices, war, acts of terrorism, the spread of infectious disease or other public health issues. Local, regional or global events such as war, acts of terrorism, the spread of infectious disease or other public health issues, recessions, or other events could have a significant impact on the Trust and its investments and could result in increased premiums or discounts to the Trust’s net asset value.

An investment in the Trust is subject to the risks of any investment in a broadly based portfolio of equity securities, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. The value of common stocks actually held by the Trust and that make up the Trust’s portfolio (the “Portfolio Securities”) may fluctuate in accordance with changes in the financial condition of the issuers of Portfolio Securities, the value of equity securities generally and other factors. The identity and weighting of common stocks that are included in the S&P 500® Index and the Portfolio Securities change from time to time.

The financial condition of issuers of Portfolio Securities may become impaired or the general condition of the stock market may deteriorate, either of which may cause a decrease in the value of the Trust’s portfolio and thus in the value of Units. Since the Trust is not actively managed, the adverse financial condition of an issuer will not result in its elimination from the Trust’s portfolio unless such issuer is removed from the S&P 500® Index. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

March 31, 2020 (Unaudited)

Note 6 — Equity Investing and Market Risk – (continued)

market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises, as well as war, acts of terrorism and the spread of infectious disease or other public health issues.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and was declared a pandemic by the World Health Organization in March 2020. This coronavirus has resulted in travel restrictions, restrictions on gatherings of people (including closings of, or limitations on, dining and entertainment establishments, as well as schools and universities), closed businesses (or businesses that are restricted in their operations), closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious disease outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak cannot be determined with certainty. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets and disruption to the global economy, the consequences of which are currently unpredictable. Certain of the Trust’s investments are likely to have exposure to businesses that, as a result of COVID-19, experience a slowdown or temporary suspension in business activities. These factors, as well as any restrictive measures instituted in order to prevent or control a pandemic or other public health crisis, such as the one posed by COVID-19, could have a material and adverse effect on the Trust’s investments.

Note 7 — Recent Accounting Pronouncements

In August 2018, the SEC released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Trust adopted the Final Rule in 2018 with the most notable impacts being that the Trust is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to Unitholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Note 8 — Subsequent Events

The Trustee has evaluated the impact of all subsequent events on the Trust through the date on which the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR S&P 500® ETF Trust

Other Information

March 31, 2020 (Unaudited)

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)

The table below is provided to compare the Trust’s total pre-tax return at NAV with the total pre-tax returns based on bid/ask price and the performance of the S&P 500® Index. Past performance is not necessarily an indication of how the Trust will perform in the future. The return based on NAV shown in the table below reflects the impact of a fee waiver and, without this waiver, returns would have been lower.

Cumulative Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500® ETF Trust
Return Based on NAV	-6.97%	37.76%	168.68%
Return Based on Bid/Ask Price	-6.94%	37.82%	168.74%
S&P 500® Index	-6.98%	38.47%	172.10%

Average Annual Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500® ETF Trust
Return Based on NAV	-6.97%	6.62%	10.39%
Return Based on Bid/Ask Price	-6.94%	6.63%	10.39%
S&P 500® Index	-6.98%	6.73%	10.53%

(1)	The bid/ask price is the midpoint of the best bid and best offer prices on NYSE Arca at the time the Trust’s NAV is calculated, ordinarily 4:00 p.m.

SPDR S&P 500® ETF Trust

(Unaudited)

Sponsor

PDR Services LLC

c/o NYSE Holdings LLC

11 Wall Street

New York, NY 10005

Trustee

State Street Global Advisors Trust Company

One Iron Street

Boston, MA 02210

Distributor

ALPS Distributors, Inc.

1290 Broadway Suite 1100

Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

101 Seaport Boulevard, Suite 500

Boston, MA 02210

SPYSAR